Consolidated Statements of Changes in Stockholders' Deficit - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2019		$ 31	$ 177,914	$ (10,039)	$ (195,858)		$ (27,952)
Begining balance, shares at Dec. 31, 2019		33,000,412
Forfeiture of unvested restricted stock
Forgeiture of unvested restricted stock, shares		(121,850)
Stock-based compensation for issuance and amortization of restricted stock awards to employees, executives, and directors			144				144
Stock-based compensation for issuance and amortization of restricted stock awards to employees, executives, and directors, shares
Issuance of shares for services		$ 1	203				204
Issuance of shares for services, shares		226,722
Net income (loss)					3,185		3,185
Ending balance, value at Dec. 31, 2020		$ 32	178,261	$ (10,039)	(192,673)	(192,673)	(24,419)
Ending balance, shares at Dec. 31, 2020		33,105,284		875,621
Stock-based compensation for issuance and amortization of restricted stock awards to employees, executives, and directors
Stock-based compensation for issuance and amortization of restricted stock awards to employees, executives, and directors, shares		280,916
Net income (loss)						94	94
Ending balance, value at Mar. 31, 2021		$ 32	178,261	$ (10,039)		(192,579)	(24,325)
Ending balance, shares at Mar. 31, 2021		33,386,200		875,621
Beginning balance, value at Dec. 31, 2020		$ 32	178,261	$ (10,039)	(192,673)	(192,673)	(24,419)
Begining balance, shares at Dec. 31, 2020		33,105,284		875,621
Stock-based compensation for issuance and amortization of restricted stock awards to employees, executives, and directors			653				653
Stock-based compensation for issuance and amortization of restricted stock awards to employees, executives, and directors, shares		280,916
Issuance of shares for services		$ 204
Issuance of shares for services, shares		226,722
Net income (loss)					(12,866)		(12,866)
Warrants issued with debt offering			4,441				4,441
Ending balance, value at Dec. 31, 2021		$ 32	183,355	$ (10,039)	$ (205,539)	(205,539)	(32,191)
Ending balance, shares at Dec. 31, 2021		33,386,200		875,621
Net income (loss)						(6,301)	(6,301)
Stock-based compensation			437				437
Ending balance, value at Mar. 31, 2022		$ 32	$ 183,792	$ (10,039)		$ (211,840)	$ (38,055)
Ending balance, shares at Mar. 31, 2022		33,386,200		875,621